Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Related Party Transactions

a.    During the three and six months ended February 29, 2012, the Company recognized a total of $15,000 and $30,260 respectively for donated services provided by the president of the Company.

b.    The Company incurred nil management fees during the three and six months ended February 29, 2012 (prior periods: $9,911 and $24,502, respectively) for services provided by the president of the Company. As of February 29, 2012, the Company has an accrued liability of $76,044 for management fees and travel expenses due to this related party.

c.    Included in professional fees during the three and six months ended February 29, 2012 is $39,551 (prior period: $0) paid to the Chief Financial Officer (CFO) for consulting, administration, travel expenses and fund raising activities. This amount has been settled for issuance of 1,977,553 shares of commons stock (Note 3).

d.     In August 2007, the Company received loan proceeds totaling $105,068 from companies in which the president/chief executive officer is a director and shareholder. Interest is charged at 8% simple interest, the loan is unsecured and has no stated maturity date. In May 2008 $67,193 was repaid including accrued interest. On December 20, 2010, principal of $46,892 and accrued interest of $15,751 was assigned to an unrelated third party (Note 6). As of February 29, 2012, there was $1,228 of accrued interest outstanding in relation to the loans.

e.    Included in professional fees during the three and six months ended February 29, 2012, $91,980 in consulting fees were recognized for services performed by Coresco AG. The President and CFO exert significant influence over this company. The fees are in relation to preliminary work performed for fund raising activities.

a)	During the year ended August 31, 2011, the Company recognized a total of $31,617 for donated services provided by the president / chief executive officer of the Company.
b)	The Company incurred management fees of $24,502 ($53,638 for the year ended August 31, 2010) for services provided by the president and chief executive officer of the Company, for the year ended August 31, 2011. As of August 31, 2011 and 2010 the Company has an accrued liability of $79,425 and $44,563 owing for management fees and travel expenses to this related party.

c)	Included in professional fees are consulting fees of $52,398 incurred during the year ended August 31, 2011 ($30,687 for the year ended August 31, 2010) for administration, office rent, accounting and company secretarial services provided by a company in which the president and chief executive officer and former director are directors and shareholders. As of August 31, 2011 and 2010, the Company has an accrued liability of $202,258 and $124,180, respectively, owing for services provided under this agreement.
d)	In August 2007 the Company received loan proceeds totalling $105,068, from companies in which the president and chief executive officer is a director and shareholder. Interest is charged at 8% simple interest, is unsecured and has no stated maturity date. In May 2008 $67,193 was repaid, including accrued interest. On December 20, 2010, principal of $46,892 and accrued interest of $15,751 was assigned to an unrelated third party (Note 7). As of August 31, 2011, there was $1,254 of accrued interest outstanding in relation to the loans ($62,643 as of August 31, 2010).